Convertible Bond and Detachable Warrants (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands			12 Months Ended
	Mar. 01, 2022 $ / shares	Jan. 26, 2022 USD ($) $ / shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2024 $ / shares	Mar. 12, 2024 CNY (¥) shares	Mar. 12, 2024 USD ($) $ / shares shares	Jul. 31, 2023 CNY (¥) shares	Jul. 31, 2023 USD ($) shares	Jun. 07, 2023 $ / shares	Jan. 24, 2023 $ / shares	Oct. 25, 2022 $ / shares	Aug. 29, 2022 $ / shares	May 08, 2021 shares
Convertible Bond And Detachable Warrants [Line Items]
Offering cost (in Dollars) | $		$ 3,000
Principal amount, percentage		8.00%
Exercise price		$ 972
Net proceeds (in Dollars) | $				$ 2,635
Interest rate percentage			12.00%	12.00%
Effect of share consolidation				$ 240
Ordinary shares, per value								$ 3.37		$ 3.37			$ 8.4	$ 15.6	$ 27.6	$ 54
Share issued (in Shares) | shares																	8,334
Principle balance (in Dollars) | $												$ 2,275
Accrued interest											¥ 18,892	$ 387
Cash			¥ 5,000		¥ 40,000				¥ 430	$ 61
Warrant issuance amount (in Yuan Renminbi) | ¥			11,020
Warrant liability			¥ (4,949)	$ (678)	¥ (9,099)	¥ (9,062)	$ 2,756
Convertible Bond and Detachable Warrants [Member]
Convertible Bond And Detachable Warrants [Line Items]
Principal amount, percentage			125.00%	125.00%
Bond matures description			The Bond matures on January 25, 2023 and pays interest in cash at the rate of 8.0% per annum, payable quarterly on January 1, April 1, July 1 and October 1, beginning on April 1, 2022.	The Bond matures on January 25, 2023 and pays interest in cash at the rate of 8.0% per annum, payable quarterly on January 1, April 1, July 1 and October 1, beginning on April 1, 2022.
Percentage of weighted average price			100.00%
Conversion price percentage													15.6	$ 27.6	$ 54	$ 72
Series B Warrant [Member]
Convertible Bond And Detachable Warrants [Line Items]
Exercise price		972
Purchase of warrant (in Shares) | shares									20,000	20,000
Series B Warrant [Member]
Convertible Bond And Detachable Warrants [Line Items]
Exercise price		$ 240
JAK Warrants [Member]
Convertible Bond And Detachable Warrants [Line Items]
Effect of share consolidation	$ 72
JAK Warrants [Member]
Convertible Bond And Detachable Warrants [Line Items]
Conversion price percentage													$ 15.6
Class A Ordinary Shares [Member]
Convertible Bond And Detachable Warrants [Line Items]
Share issued (in Shares) | shares											234,121	234,121
Purchase of warrant (in Shares) | shares									25,000	25,000
Class A Ordinary Shares [Member] | JAK Warrants [Member]
Convertible Bond And Detachable Warrants [Line Items]
Purchase warrant outstanding (in Shares) | shares			11,979,941